As filed with the Securities and Exchange Commission on July 9, 2003

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI  53202
                            ------------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                                ---------------
                             ADVISORS SERIES TRUST
                             ---------------------
                       2020 EAST FINANCIAL WAY, SUITE 100
                              GLENDORA, CA  91741
                              -------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: APRIL 30, 2003
                         --------------

Date of reporting period: APRIL 30, 2003
                          --------------

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                             SEGALL BRYANT & HAMILL
                                  MID CAP FUND

                                 Annual Report
                                 April 30, 2003

May 15, 2003

Dear Fellow Shareholder:

   For the one-year period ending April 30, 2003, the Segall Bryant & Hamill Mid Cap Fund's total return at NAV was -16.64 percent. This compares to the performance of the Russell Mid Cap Index of -14.13 percent. Over the three-year period ending April 30, 2003, the Fund returned -5.00 percent annually vs. the Russell Mid Cap Index, which returned -5.09 percent annually.

   As we communicated to you in the past, we feel that the opportunity for investing in the mid capitalization tier of the market continues to be attractive. The past three years have seen a dramatic shift out of large capitalization companies and into mid capitalization companies. For the three-year period ending April 30, 2003 the S&P 500 Index (a proxy for the large cap market) has a negative 12.94 percent annualized return while the Russell Mid Cap Index has a negative 5.09 percent annualized return. While the valuation gap between the two market tiers has narrowed, there is still plenty of value to be found in mid cap stocks. We believe that we can find companies in this area of the market that meet our investment criteria and offer good value. Although we are focusing on smaller companies, the criteria which we use to select them remains unchanged: consistently high return on invested capital (ROI), double digit earnings growth and high levels of free cash flow. We continue to be owners of stocks and not renters, focusing on the long-term intrinsic value of their businesses.

   Over the past year, there has been a dramatic shift in the investment landscape. Several issues are worth mentioning. First, the Federal Reserve's aggressive easing to stimulate the economy is starting to take hold. The recovery is underway, but sporadic. Companies have been aggressively cutting costs to get their operating structures in-line with the current business environment. As the economy recovers, these companies will have significant earnings leverage, which in turn, should lead to strong earnings growth. This strong earnings growth should fuel a recovery in capital spending and lead the economy out of the recession.

   The Fund's increased exposure in several sectors of the market will continue to benefit from a rebounding economy and include semiconductors, industrials, media companies and retailers. These 'high quality' cyclical companies tend to anticipate a recovery in the economy well in advance and outperform even as near-term fundamentals deteriorate. Also, our focus on finding truly unique companies with consistent earnings growth decreased the Fund's overall volatility during a very uncertain period.

   Our outlook for the economy is for accelerating growth by the second half of 2003. The aggressive easing that the Fed has undertaken and the recent fiscal stimulus packages should result in stronger economic growth later in 2003. The Fund is currently positioned for such a recovery.

   The first quarter of 2003 was characterized by companies outperforming the expectations of investors. Management and investor expectations have finally converged, laying the groundwork for fewer negative surprises over the next year.

   Our focus on high ROI mid capitalization stocks has led us to invest in companies we believe are very solid and that operate in unique industry settings. This strategy leads us to concentrate the Fund on the growth segments of the economy such as Health Care, Technology and Finance. We will tend to be overweight in these sectors and focus less on the more cyclical sectors of the market. However, we have selectively increased our exposure to companies that will benefit from accelerating economic growth.

   We remain confident that our selection process will lead to above-average results over time. By focusing on mid cap growth companies with reasonable valuations, we believe that our shareholders will benefit from both the attractive valuation levels of this sector of the market and owning high quality growth companies.

/s/David P. Kalis

David P. Kalis, CFA

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please see the following Annual Report for complete Index and Fund performance information.

Sector allocations are subject to change.

Quasar Distributors, LLC, Distributor (06/03)

                      SEGALL BRYANT & HAMILL MID CAP FUND

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
         SEGALL BRYANT & HAMILL MID CAP FUND VERSUS THE LIPPER MID CAP
                 CORE FUND INDEX AND THE RUSSELL MID CAP INDEX.

                Segall Bryant & Hamill      Lipper Mid Cap         Russell
     Date            Mid Cap Fund          Core Fund Index      Mid Cap Index
     ----            ------------          ---------------      -------------
    4/1/1999           $10,000                  $10,000             $10,000
   4/30/1999           $10,520                  $10,574             $10,690
   7/31/1999           $10,376                  $11,063             $10,733
  10/31/1999           $10,112                  $11,079             $10,566
   1/31/2000           $10,551                  $13,323             $11,434
   4/30/2000           $12,091                  $14,370             $12,401
   7/31/2000           $12,764                  $14,473             $12,291
  10/31/2000           $13,530                  $14,915             $13,071
   1/31/2001           $13,717                  $14,730             $13,006
   4/30/2001           $12,953                  $13,895             $12,436
   7/31/2001           $12,826                  $13,813             $12,190
  10/31/2001           $11,074                  $12,105             $10,716
   1/31/2002           $12,314                  $13,453             $12,009
   4/30/2002           $12,437                  $13,879             $12,350
   7/31/2002           $10,429                  $11,335             $10,280
  10/31/2002            $9,937                  $11,045              $9,856
   1/31/2003            $9,773                  $11,022              $9,921
   4/30/2003           $10,367                  $11,632             $10,604

                                                                      Since
                                                                    Inception
                                          1 year       3 year       (4/1/99)
                                          ------       ------       --------
Segall Bryant & Hamill Mid Cap Fund      -16.64%       -5.00%         0.89%
Lipper Mid Cap Core Fund Index           -16.19%       -6.80%         3.77%
Russell Mid Cap Index                    -14.13%       -5.09%         1.45%

Past performance is no guarantee of future results. Share value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original investment. Indices do not incur expenses and are not available for investment.

The Russell Mid Cap Index measures the performance of the 800 smallest companies contained within the largest 1,000 companies of the Russell 3,000 Index - An Index which represents approximately 98% of the investable U.S. equity market.

The Lipper Mid Cap Core Fund Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a 3 year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid Cap 400 Index. The funds in this index have a similar investment objective as the Segall Bryant & Hamill Mid Cap Fund.

Average annual total return represents the average change in account value over the periods indicated.

SCHEDULE OF INVESTMENTS AT APRIL 30, 2003

Shares       COMMON STOCKS:  94.60%                                    Value
------       ---------------------                                     -----
             BANKS:  7.18%
   4,725     Comerica, Inc.                                        $   205,585
   3,175     North Fork Bancorporation, Inc.                           102,743
  11,100     SouthTrust Corp.                                          298,157
   4,250     Zions Bancorporation                                      209,397
                                                                   -----------
                                                                       815,882
                                                                   -----------

             BROADCASTING-MEDIA:  3.05%
  11,450     Univision Communications,
               Inc. - Class A*<F1>                                     346,706
                                                                   -----------

             CHEMICALS:  1.60%
   7,400     Engelhard Corp.                                           181,670
                                                                   -----------

             COMPUTER PRODUCTS/SERVICES:  8.47%
   5,700     Affiliated Computer Services,
               Inc. - Class A*<F1>                                     271,890
   5,000     CDW Computer Centers, Inc.*<F1>                           213,150
   3,575     National Instruments Corp.*<F1>                           114,900
   9,000     SunGard Data Systems, Inc.*<F1>                           193,500
   7,650     VERITAS Software Corp.*<F1>                               168,376
                                                                   -----------
                                                                       961,816
                                                                   -----------

             CONSUMER PRODUCTS:  4.16%
  13,475     Pactiv Corp.*<F1>                                         276,507
  18,825     Rayovac Corp.*<F1>                                        195,780
                                                                   -----------
                                                                       472,287
                                                                   -----------

             DENTAL SUPPLIES & EQUIPMENT:  2.35%
   6,650     Patterson Dental Co.*<F1>                                 267,064
                                                                   -----------

             ELECTRONICS:   2.46%
  10,175     Altera Corp.*<F1>                                         160,867
   3,450     Linear Technology Corp.                                   118,818
                                                                   -----------
                                                                       279,685
                                                                   -----------

             FINANCIAL:  7.68%
   4,785     Ambac Financial Group, Inc.                               279,205
  20,451     Concord  EFS,  Inc.*<F1>                                  282,837
   5,185     Eaton Vance Corp.                                         154,513
   2,750     The Chicago Mercantile Exchange                           155,485
                                                                   -----------
                                                                       872,040
                                                                   -----------

             FOOD:  3.01%
   9,750     Performance Food Group Co.*<F1>                           341,347
                                                                   -----------

             HEALTHCARE:  8.71%
   6,550     Biomet, Inc.                                              199,513
   9,100     MedImmune, Inc.*<F1>                                      320,957
   7,055     Millipore Corp.*<F1>                                      240,928
   5,925     Respironics, Inc.*<F1>                                    227,639
                                                                   -----------
                                                                       989,037
                                                                   -----------

             INSURANCE:  6.24%
   8,960     AFLAC, Inc.                                               293,082
   3,645     Everest Re Group, Ltd.#<F2>                               253,874
   5,550     Principal Financial Group, Inc.                           161,505
                                                                   -----------
                                                                       708,461
                                                                   -----------

             MANUFACTURING:  11.39%
   3,200     Danaher Corp.                                             220,736
   6,900     Gentex Corp.*<F1>                                         208,035
   7,325     Graco, Inc.                                               224,878
   9,100     Littelfuse, Inc.*<F1>                                     177,996
   6,675     Mettler-Toledo International, Inc.*<F1>                   236,963
   7,375     Roper Industries, Inc.                                    225,601
                                                                   -----------
                                                                     1,294,209
                                                                   -----------

             OPTICAL SUPPLIES:  1.77%
   4,575     Alcon, Inc.*<F1>                                          201,529
                                                                   -----------

             PERSONAL CARE:  2.43%
   8,500     The Estee Lauder Companies,
               Inc. - Class A                                          276,250
                                                                   -----------

             PETROLEUM:  5.13%
   3,040     Apache Corp.                                              174,040
  10,575     Global Santa Fe Corp.#<F2>                                223,767
   5,275     Stone Energy Corp.*<F1>                                   185,311
                                                                   -----------
                                                                       583,118
                                                                   -----------

             PUBLISHING:  2.13%
   8,530     Scholastic Corp.*<F1>                                     242,337
                                                                   -----------

             RETAIL:  2.62%
   8,700     Family Dollar Stores, Inc.                                297,453
                                                                   -----------

             SERVICES:  8.12%
   7,825     AdvancePCS*<F1>                                           235,141
   3,950     Cintas Corp.                                              141,805
   3,220     Ecolab, Inc.                                              164,510
   8,650     Laboratory Corporation
               of America Holdings*<F1>                                254,829
   7,775     Robert Half International, Inc.*<F1>                      126,577
                                                                   -----------
                                                                       922,862
                                                                   -----------

             TECHNOLOGY:  4.20%
   6,510     Intuit, Inc.*<F1>                                         252,458
  20,562     Symbol Technologies, Inc.                                 224,743
                                                                   -----------
                                                                       477,201
                                                                   -----------

             TRANSPORTATION:  1.90%
   5,875     C.H. Robinson Worldwide, Inc.                             216,141
                                                                   -----------

             Total Common Stocks
               (Cost $10,989,528)                                   10,747,095
                                                                   -----------

             SHORT-TERM INVESTMENTS:  5.42%
             ------------------------------
 616,438     Federated Cash Trust Money Market
               (Cost $616,438)                                         616,438
                                                                   -----------

             Total Investments in Securities
               (Cost $11,605,966):  100.02%                         11,363,533
             Liabilities in Excess of
               Other Assets:  (0.02%)                                   (2,619)
                                                                   -----------
             Net Assets: 100.00%                                   $11,360,914
                                                                   -----------
                                                                   -----------

*<F1>   Non-income producing security.
#<F2>   U.S. exchange traded security of a foreign issuer.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 2003

ASSETS
   Investments in securities, at value
     (identified cost $11,605,966)                                 $11,363,533
   Receivables
       Securities sold                                                 248,898
       Dividends and interest                                            2,697
       Due from Advisor                                                  7,165
   Prepaid expenses                                                      7,534
                                                                   -----------
           Total assets                                             11,629,827
                                                                   -----------

LIABILITIES
   Payables
       Securities purchased                                            221,503
       Fund shares redeemed                                             12,003
       Administration fees                                               2,466
   Accrued expenses                                                     32,941
                                                                   -----------
           Total liabilities                                           268,913
                                                                   -----------

NET ASSETS                                                         $11,360,914
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$11,360,914 / 1,122,588 shares outstanding; unlimited
  number of shares (par value $0.01) authorized]                        $10.12
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $13,000,930
   Accumulated net realized loss on investments                     (1,397,583)
   Net unrealized depreciation on investments                         (242,433)
                                                                   -----------
   Net assets                                                      $11,360,914
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2003

INVESTMENT INCOME
   Income
       Dividends                                                   $    59,172
       Interest                                                          3,974
                                                                   -----------
           Total income                                                 63,146
                                                                   -----------

   Expenses
       Advisory fees (Note 3)                                           79,196
       Administration fees (Note 3)                                     30,000
       Distribution fees (Note 4)                                       26,399
       Transfer agent fees                                              24,187
       Fund accounting fees                                             23,973
       Professional fees                                                22,002
       Registration fees                                                13,425
       Reports to shareholders                                           7,001
       Custody fees                                                      6,201
       Trustee fees                                                      5,598
       Miscellaneous fees                                                4,001
       Insurance fees                                                    1,473
                                                                   -----------
           Total expenses                                              243,456
           Less: advisory fee waiver
             and absorption (Note 3)                                   (95,676)
                                                                   -----------
           Net expenses                                                147,780
                                                                   -----------
               NET INVESTMENT LOSS                                     (84,634)
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from security transactions                       (759,868)
   Net change in unrealized
     depreciation on investments                                    (1,222,001)
                                                                   -----------
       Net realized and unrealized loss on investments              (1,981,869)
                                                                   -----------
           NET DECREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                             $(2,066,503)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  Year Ended       Year Ended
                                                April 30, 2003   April 30, 2002
                                                --------------   --------------
DECREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                          $   (84,634)      $   (86,844)
   Net realized loss
     on security transactions                      (759,868)         (608,042)
   Net change in unrealized
     appreciation / (depreciation)
     on investments                              (1,222,001)          179,480
                                                -----------       -----------
       Net decrease in net assets
         resulting from operations               (2,066,503)         (515,406)
                                                -----------       -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS
   Net realized gain
     on security transactions                            --          (533,525)
                                                -----------       -----------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
   Net increase in net assets
     derived from net change
     in outstanding shares (a)<F3>                  774,614         2,248,971
                                                -----------       -----------
   TOTAL INCREASE / (DECREASE)
     IN NET ASSETS                               (1,291,889)        1,200,040
                                                -----------       -----------

NET ASSETS
Beginning of year                                12,652,803        11,452,763
                                                -----------       -----------
END OF YEAR                                     $11,360,914       $12,652,803
                                                -----------       -----------
                                                -----------       -----------

(a)<F3>  A summary of share transactions is as follows:

                                  Year Ended                 Year Ended
                                April 30, 2003             April 30, 2002
                             -------------------         -------------------
                             Shares        Value         Shares        Value
                             ------        -----         ------        -----
Shares sold                  212,141     $2,142,880     427,039     $5,125,666
Shares issued on
  reinvestment of
  distributions                   --             --      43,496        514,998
Shares redeemed             (132,165)    (1,368,266)   (293,786)    (3,391,693)
                            --------     ----------    --------     ----------
Net increase                  79,976     $  774,614     176,749     $2,248,971
                            --------     ----------    --------     ----------
                            --------     ----------    --------     ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                     April 1, 1999*<F4>
                                                              Year Ended April 30,                        through
                                                2003           2002           2001           2000      April 30, 1999
                                                ----           ----           ----           ----      --------------
Net asset value,
  beginning of period                          $12.14         $13.23         $14.37         $13.14         $12.49
                                               ------         ------         ------         ------         ------

Income from investment
  operations:
   Net investment loss                          (0.08)         (0.08)         (0.09)         (0.11)            --
   Net realized and
     unrealized gain/(loss)
     on investments                             (1.94)         (0.46)          1.25           1.99           0.65
                                               ------         ------         ------         ------         ------
Total from
  investment operations                         (2.02)         (0.54)          1.16           1.88           0.65
                                               ------         ------         ------         ------         ------

Less distributions:
   Dividends from
     net realized gain                             --          (0.55)         (2.30)         (0.65)            --
                                               ------         ------         ------         ------         ------

Net asset value,
  end of period                                $10.12         $12.14         $13.23         $14.37         $13.14
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------

Total return                                   (16.64%)        (3.99%)         7.13%         14.93%          5.20%++<F6>

Ratios/supplemental data:
Net assets, end of
  period (thousands)                          $11,361        $12,653        $11,453        $10,190         $8,433

Ratio of expenses to
  average net assets:
   Before expense
     reimbursement                               2.31%          2.14%          2.17%          2.51%          7.35%+<F5>
   After expense
     reimbursement                               1.40%          1.40%          1.40%          1.40%          1.34%+<F5>

Ratio of net investment
  loss to average net assets:
   After expense
     reimbursement                              (0.80%)        (0.73%)        (0.72%)        (0.78%)        (0.23%)+<F5>

Portfolio turnover rate                         36.67%         63.38%         89.84%        114.39%         18.02%

 *<F4>  Commencement of operations.
 +<F5>  Annualized.
++<F6>  Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2003

NOTE 1 - ORGANIZATION

   The Segall Bryant & Hamill Mid Cap Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on April 1, 1999. The Fund's objective is to seek growth of capital by investing in medium-capitalization ("mid-cap") companies with income as a secondary objective.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments (maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      Effective June 13, 2003, the Board of Trustees amended the valuation procedures to allow for the use of the NASDAQ Official Closing Price ("NOCP") for securities primarily traded on the NASDAQ National Market System, when applicable.

   B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

   D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
         TRANSACTIONS WITH AFFILIATES

   For the year ended April 30, 2003, Segall Bryant & Hamill (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended April 30, 2003, the Fund incurred $79,196 in Advisory Fees.

   The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.40% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended April 30, 2003, the Advisor reduced its fees and absorbed Fund expenses in the amount of $95,676; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $413,147 at April 30, 2003 and will expire unless recaptured before the end of the fiscal years as follows:

                Year             Amount
                ----             ------
                2004           $144,461
                2005           $173,010
                2006           $ 95,676

   U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

   Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

   Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

   The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended April 30, 2003, the Fund paid the Distribution Coordinator $26,399.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

   For the year ended April 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,601,245 and $3,756,696 respectively.

NOTE 6 - INCOME TAXES

   Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

   The tax character of distributions paid during years ended April 30, 2003 and 2002 were as follows:

                                        2003                   2002
                                        ----                   ----
   Long-term capital gains            $     --               $533,525

   As of April 30, 2003, the components of net assets on a tax basis were as follows:

   Cost of investments                                $11,754,690
   Gross tax unrealized appreciation                  $   882,323
   Gross tax unrealized depreciation                   (1,273,480)
                                                      -----------
   Net tax unrealized depreciation                    $  (391,157)
                                                      -----------
                                                      -----------

   At April 30, 2003, the Fund had a net capital loss carryforward of $867,939, of which $409,189 expires in 2010 and $458,750 expires in 2011.

   At April 30, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $380,920. For tax purposes, such losses will be deferred until the year ending April 30, 2004.

NOTE 7 - SUBSEQUENT EVENTS

   On June 13, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent auditors for the Segall Bryant & Hamill Mid Cap Fund (the "Fund"), a series of Advisors Series Trust (the "Company"). On June 13, 2003, the Company retained Tait Weller & Baker CPA's, LLP ("Tait") as the independent auditors for the Funds. The retention of Tait as the independent auditors of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

   The reports of PwC on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

   In connection with its audits for the two most recent fiscal years and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Segall Bryant & Hamill Mid Cap Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Segall Bryant & Hamill Mid Cap Fund, a series of Advisor Series Trust (the "Fund"), at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
June 6, 2003

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

NAME, AGE                                                                            NUMBER OF
ADDRESS, POSITION HELD WITH FUND                                  TRUSTEE         FUNDS IN COMPLEX
PRINCIPAL OCCUPATION(S) AND OTHER                                 OF FUND             OVERSEEN
DIRECTORSHIPS DURING PAST FIVE YEARS                               SINCE             BY TRUSTEE
------------------------------------                              -------         ----------------
Walter E. Auch, Born 1921                                           1997                 16
2020 E. Financial Way
Glendora, CA  91741
Trustee
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors, LLP and Senele Group

James Clayburn LaForce, Born 1927                                   2002                 16
2020 E. Financial Way
Glendora, CA  91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of
Management, University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, PIC Investment Trust,
PIC Small Cap Portfolio, PIC Balanced Portfolio, PIC Growth
Portfolio, PIC Mid Cap Portfolio, Black Rock Funds, Jacobs
Engineering, Arena Pharmaceuticals, Cancervax

Donald E. O'Connor, Born 1936                                       1997                 16
2020 E. Financial Way
Glendora, CA  91741
Trustee
Financial Consultant, formerly Executive Vice President and
Chief Operating Officer of ICI Mutual Insurance Company
(until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934                                         2002                 16
2020 E. Financial Way
Glendora, CA  91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939                                    1997                 16
2020 E. Financial Way
Glendora, CA  91741
Trustee
Senior Vice President, Information Services, Federal Home
Loan Bank of San Francisco.
Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957                                          1997                 16
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the
Fund's administrator (since July 2001); Treasurer, Investec
Funds; formerly, Executive Vice President, Investment
Company Administration, LLC ("ICA") (The Fund's former
administrator).

Chad E. Fickett, Born 1973                                          2002                 16
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Compliance Administrator, U.S. Bancorp Fund Services, LLC
(since July 2000).

Douglas G. Hess, Born 1967                                          2003                 16
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration,
U.S. Bancorp Fund Services, LLC (since March 1997).

                                    ADVISOR
                            Segall, Bryant & Hamill
                       10 South Wacker Drive, Suite 2150
                            Chicago, Illinois 60606
                                 www.sbhic.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                      615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                                  877-829-8413

                              INDEPENDENT AUDITORS
                          PricewaterhouseCoopers, LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                        San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-829-8413.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Advisors Series Trust
                    ----------------------------

     By (Signature and Title)  /s/ Eric M. Banhazl
                              ----------------------------------------
                               Eric M. Banhazl, President

     Date      7/3/03
            ------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     (Registrant)   Advisors Series Trust
                    ----------------------------

     By (Signature and Title)  /s/ Doug Hess
                              ----------------------------------------
                               Doug Hess, Treasurer

     Date      7/3/03
            ------------------------------